Operating Lease Right-of-Use Assets and Operating Lease Liabilities - Schedule of Other Supplemental Information about the Company’s Operating Lease (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Supplemental Information about the Company’s Operating Lease [Abstract]
Weighted average discount rate	4.50%	4.40%
Weighted average remaining lease term (years)	4 years 8 months 12 days	4 years 2 months 1 day